REPORTING ENTITY - Tabular disclosure (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Banco de Bogota S.A.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Colombia	Colombia
Percentage of voting rights held	68.74%
Percentage of economic interest held	68.74%
Almaviva S.A.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary	Logistics services.
Country of incorporation of subsidiary	Bogotá, Colombia
Percentage of voting rights held	95.81%
Percentage of economic interest held	65.85%
Fiduciaria Bogota S.A
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary	Management of trust funds.
Country of incorporation of subsidiary	Bogotá, Colombia
Percentage of voting rights held	94.99%
Percentage of economic interest held	65.29%
Porvenir S.A. and its subsidiary
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary	Management of pension and severance funds.
Country of incorporation of subsidiary	Bogotá, Colombia
Percentage of voting rights held	100.00%
Percentage of economic interest held	75.67%
Leasing Bogota Panama S.A.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary	Holding company of BAC Credomatic Inc.
Country of incorporation of subsidiary	Panamá, Republic of Panamá
Percentage of voting rights held	100.00%
Percentage of economic interest held	68.74%
Banco de Bogota Panama S.A.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary	Commercial banking services.
Country of incorporation of subsidiary	Panamá, Republic of Panamá
Percentage of voting rights held	100.00%
Percentage of economic interest held	68.74%
BAC Credomatic Inc.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary	Holding company in charge of managing the banking and related subsidiaries in Costa Rica, El Salvador, Guatemala, Honduras, Nicaragua and Panamá, among others. (Subsidiary of Leasing Bogotá Panamá S.A.).
Country of incorporation of subsidiary	Panamá, Republic of Panamá
Percentage of voting rights held	100.00%
Percentage of economic interest held	68.74%
Banco de Occidente S.A.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Colombia	Colombia
Percentage of voting rights held	72.27%
Percentage of economic interest held	72.27%
Banco de Occidente Panama. S.A.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary	Commercial banking services.
Country of incorporation of subsidiary	Panamá, Republic of Panamá
Percentage of voting rights held	95.00%
Percentage of economic interest held	68.66%
Fiduciaria de Occidente S.A.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary	Management of trust funds.
Country of incorporation of subsidiary	Bogotá, Colombia
Percentage of voting rights held	99.99%
Percentage of economic interest held	70.78%
Occidental Bank Barbados Ltd.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary	Commercial banking services.
Country of incorporation of subsidiary	Barbados
Percentage of voting rights held	100.00%
Percentage of economic interest held	72.27%
Banco Popular S.A.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Colombia	Colombia
Percentage of voting rights held	93.74%
Percentage of economic interest held	93.74%
Alpopular S.A.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary	Conservation and custody of documents; transportation of products at national and international levels.
Country of incorporation of subsidiary	Bogotá, Colombia
Percentage of voting rights held	71.10%
Percentage of economic interest held	66.65%
Fiduciaria Popular S.A.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary	Management of trust funds.
Country of incorporation of subsidiary	Bogotá, Colombia
Percentage of voting rights held	94.85%
Percentage of economic interest held	88.91%
Banco Commercial Av Villas S A
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Colombia	Colombia
Percentage of voting rights held	80.39%
Percentage of economic interest held	79.87%
A Toda Hora S.A. ATH
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary	ATM network services and maintenance and software development
Country of incorporation of subsidiary	Bogotá, Colombia
Percentage of voting rights held	100.00%
Percentage of economic interest held	78.90%
Corporacion Financiera Colombiana S.A.
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Colombia	Colombia
Percentage of voting rights held	53.45%
Percentage of economic interest held	38.63%
Colombiana de Licitaciones y Concesiones S.A.S
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary	Infrastructure projects.
Country of incorporation of subsidiary	Bogotá, Colombia
Percentage of voting rights held	100.00%
Percentage of economic interest held	38.63%
Concesionaria Vial Del Pacifico S.A.S.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary	Infrastructure projects.
Country of incorporation of subsidiary	Sabaneta Antioquia
Percentage of voting rights held	89.90%
Percentage of economic interest held	34.73%
CFC Gas Holding S.A.S
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary	Investment Company
Country of incorporation of subsidiary	Bogotá, Colombia
Percentage of voting rights held	100.00%
Percentage of economic interest held	38.63%
Estudios y Proyectos del Sol S.A.S.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary	Infrastructure projects.
Country of incorporation of subsidiary	Bogotá, Colombia
Percentage of voting rights held	100.00%
Percentage of economic interest held	38.63%
Promigas S.A. E.S.P.
Disclosure of subsidiaries [line items]
Principal place of business of subsidiary	Transportation and distribution of natural gas.
Country of incorporation of subsidiary	Barranquilla, Colombia
Percentage of voting rights held	50.88%
Percentage of economic interest held	19.65%
Proyectos y Desarrollos Viales del Pacífico S.A.S
Disclosure of subsidiaries [line items]
Country of incorporation of subsidiary	Bogotá, Colombia
Percentage of voting rights held	100.00%
Percentage of economic interest held	38.63%